Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2014
Stockholders' Equity [Abstract]
Components Of Accumulated Other Comprehensive Loss

	March 31, 2014			December 31, 2013
	Gross Unrealized	Income Taxes	Net Unrealized	Gross Unrealized	Income Taxes	Net Unrealized
Foreign currency translation adjustments	$ (53.7)	$ -	$ (53.7)	$ (49.4)	$ -	$ (49.4)
Changes in benefit plan net gain (loss) and prior service (cost)/credit	(22.7)	0.2	(22.5)	(24.3)	0.2	(24.1)
Changes in fair values of derivatives qualifying as cash flow hedges	(0.2)	-	(0.2)	(0.2)	-	(0.2)
Unrealized net gains (losses) on available for sale securities	0.6	(0.2)	0.4	0.2	(0.1)	0.1
Total accumulated other comprehensive loss	$ (76.0)	$ -	$ (76.0)	$ (73.7)	$ 0.1	$ (73.6)

Changes In Accumulated Other Comprehensive Income (Loss)

Changes in Accumulated Other Comprehensive Income (Loss) by Component (1) (dollars in millions)

	Foreign currency translation adjustments	Changes in benefit plan net gain (loss) and prior service (cost) credit	Changes in fair values of derivatives qualifying as cash flow hedges	Unrealized net gains (losses) on available for sale securities	Total accumulated other comprehensive income (loss) ("AOCI")
Balance as of December 31, 2013	$ (49.4)	$ (24.1)	$ (0.2)	$ 0.1	$ (73.6)

AOCI activity before reclassifications	(6.2)	-	-	0.3	(5.9)
Amounts reclassified from AOCI	1.9	1.6	-	-	3.5
Net current period AOCI	(4.3)	1.6	-	0.3	(2.4)

Balance as of March 31, 2014	$ (53.7)	$ (22.5)	$ (0.2)	$ 0.4	$ (76.0)

Balance as of December 31, 2012	$ (36.6)	$ (43.1)	$ (0.1)	$ 2.1	$ (77.7)

AOCI activity before reclassifications	(8.2)	(0.2)	(0.4)	(0.3)	(9.1)
Amounts reclassified from AOCI	3.2	-	0.3	-	3.5
Net current period AOCI	(5.0)	(0.2)	(0.1)	(0.3)	(5.6)

Balance as of March 31, 2013	$ (41.6)	$ (43.3)	$ (0.2)	$ 1.8	$ (83.3)

(1)	All amounts are net-of-tax.

Reclassification Out Of Accumulated Other Comprehensive Income

	Quarters Ended March 31,
	2014			2013			Affected Income Statement line item
	Gross Amount	Tax	Net Amount	Gross Amount	Tax	Net Amount
Changes in benefit plan net gain/(loss) and prior service (cost)/credit gains (losses)	$ 1.6	$ -	$ 1.6	$ -	$ -	$ -	Operating Expenses
Foreign currency translation adjustments gains (losses)	1.9	-	1.9	3.2	-	3.2	Other Income
Changes in fair value of derivatives qualifying as cash flow hedges gains (losses)	-	-	-	0.3	-	0.3	Other Income
Total Reclassifications out of AOCI	$ 3.5	$ -	$ 3.5	$ 3.5	$ -	$ 3.5